Post-retirement benefit obligations (Tables)	12 Months Ended
Jun. 30, 2024
Post-retirement benefit obligations
Schedule of post-retirement benefit obligations

		Non-current		Current		Total
		2024	2023	2024	2023	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement healthcare obligations	31.1
South Africa		3 611	3 286	304	281	3 915	3 567
United States of America		231	241	15	19	246	260
		3 842	3 527	319	300	4 161	3 827
Pension obligations	31.2
Foreign — post-retirement benefit obligation		7 514	7 816	405	413	7 919	8 229
Total post-retirement benefit obligations		11 356	11 343	724	713	12 080	12 056

Pension assets	31.2
South Africa — post-retirement benefit asset		(92)	(84)	—	—	(92)	(84)
Foreign — post-retirement benefit asset		(818)	(700)	—	—	(818)	(700)
Total post-retirement benefit assets		(910)	(784)	—	—	(910)	(784)
Net pension obligations		6 604	7 032	405	413	7 009	7 445

Schedule of loss/(gain) on post-retirement benefit obligations

		Loss/(gain) recognised in the income			Loss/(gain) recognised in other
		statement			comprehensive income
		2024	2023	2022	2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement benefit obligations
Post-retirement healthcare obligations	31.1	495	477	442	137	(222)	(131)
Pension benefits - projected benefit obligation	31.2	10 162	9 310	7 934	2 081	(1 835)	(3 184)
Pension benefits - plan asset of funded obligation	31.2	(8 998)	(8 259)	(6 699)	(3 575)	2 884	(963)
Interest on asset limitation		665	712	396	—	—	—
Net movement on asset limitation and reimbursive right		—	—	—	1 302	(1 254)	1 863
		2 324	2 240	2 073	(55)	(427)	(2 415)

Schedule of actuarial valuations

31.1Post-retirement healthcare obligations continued

	Healthcare benefits	Pension benefits
Last actuarial valuation — South Africa	31 March 2024	31 March 2024
Last actuarial valuation — United States of America	30 June 2024	30 June 2024
Last actuarial valuation — Europe	n/a	30 April 2024
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

Schedule of actuarial assumptions

			United States of
	South Africa		America				Europe
	2024	2023	2024		2023		2024	2023
at valuation date	%	%	%		%		%	%
Healthcare cost inflation	7,5	7,5	n/a	*	n/a	*	n/a	n/a
Discount rate — post-retirement medical benefits	12,6	13,0	5,3		4,9		n/a	n/a
Discount rate — pension benefits	12,4	12,9	5,2		4,9		3,7	3,7
Pension increase assumption	5,9	5,8	n/a	**	n/a	**	2,2	2,2
Average salary increases	5,5	5,5	4,2		4,2		3,2	3,2
Weighted average duration of the obligation — post-retirement medical obligation	12 years	13 years	9 years		10 years		n/a	n/a
Weighted average duration of the obligation — pension obligation	10 years	11 years	6 years		4 years		14 years	15 years

*

The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**	There are no automatic pension increases for the United States of America pension plan.

Healthcare
Post-retirement benefit obligations
Schedule of reconciliation of obligation recognised

	South Africa		United States of America		Total
	2024	2023	2024	2023	2024	2023
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	3 567	3 556	260	248	3 827	3 804
Movements recognised in the income statement:	469	452	26	25	495	477
current service cost	22	25	14	13	36	38
interest cost	447	427	12	12	459	439
Actuarial losses/(gains) recognised in other comprehensive income:	151	(191)	(14)	(31)	137	(222)
arising from changes in financial assumptions	138	(197)	(10)	(14)	128	(211)
arising from changes in actuarial experience	13	6	(4)	(17)	9	(11)
Benefits paid	(272)	(250)	(17)	(19)	(289)	(269)
Translation of foreign operations	—	—	(9)	37	(9)	37
Total post-retirement healthcare obligation at end of year	3 915	3 567	246	260	4 161	3 827

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		United States of America
	2024	2023	2024		2023
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	396	361	—	*	—	*
Decrease in the healthcare cost inflation	(343)	(310)	—	*	—	*
Increase in the discount rate	(326)	(293)	(21)		(22)
Decrease in the discount rate	380	346	25		27
*

A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants. There are no automatic pension increases for the United States of America pension plan.

Pension
Post-retirement benefit obligations
Schedule of reconciliation of obligation recognised

	South Africa		Foreign		Total
	2024	2023	2024	2023	2024	2023
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation at beginning of year	64 049	60 478	12 007	10 030	76 056	70 508
Movements recognised in income statement:	9 268	8 426	894	884	10 162	9 310
current service cost	1 145	1 066	440	498	1 585	1 564
interest cost	8 123	7 360	454	386	8 577	7 746
Actuarial (gains)/losses recognised in other comprehensive income:	2 236	(1 482)	(155)	(353)	2 081	(1 835)
arising from changes in financial assumptions	911	421	(110)	(562)	801	(141)
arising from change in actuarial experience	1 325	(1 903)	(45)	209	1 280	(1 694)
Member contributions	601	562	—	—	601	562
Benefits paid	(3 968)	(3 935)	(492)	(450)	(4 460)	(4 385)
Translation of foreign operations	—	—	(557)	1 896	(557)	1 896
Projected benefit obligation at end of year	72 186	64 049	11 697	12 007	83 883	76 056

unfunded obligation[1]	—	—	7 919	8 229	7 919	8 229
funded obligation	72 186	64 049	3 778	3 778	75 964	67 827
1	Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value of R122 million (2023 – R137 million). A loss of R14 million (2023 – R42 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right.

Schedule of allocation of plan assets

	South Africa		United States of America
	2024	2023	2024	2023
at 30 June	%	%	%	%
Equities	52	52	28	35
resources	7	7	3	6
industrials	3	4	3	4
consumer discretionary	9	9	4	4
consumer staples	7	7	2	2
healthcare	4	5	3	4
information technologies	7	7	7	8
telecommunications	3	2	2	2
utilities	1	—	—	—
financials (ex real estate)	11	11	4	5
Fixed interest	20	19	45	39
Direct property	10	11	8	9
Listed property	3	3	—	—
Cash and cash equivalents	2	3	—	—
Third party managed assets	12	11	—	—
Other	1	1	19	17
Total	100	100	100	100

	South Africa¹		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	20	35	—	100
foreign	25	40	—	100
Fixed interest	10	25	—	100
Property	10	20	—	100
Other	—	15	—	100
1	Members of the defined contribution scheme have a choice of four investment portfolios. The portion of fund assets invested in each portfolio is 0,4%, 96,5%, 2,2% and 0,9% for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted.

Schedule of net defined benefit liability (asset)

	South Africa		Foreign		Total
	2024	2023	2024	2023	2024	2023
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation (funded)	72 186	64 049	3 778	3 778	75 964	67 827
defined benefit portion	34 183	30 632	3 778	3 778	37 961	34 410
defined benefit option for defined contribution members	38 003	33 417	—	—	38 003	33 417
Plan assets	(79 389)	(69 291)	(4 596)	(4 478)	(83 985)	(73 769)
defined benefit portion	(41 386)	(35 874)	(4 596)	(4 478)	(45 982)	(40 352)
defined benefit option for defined contribution members	(38 003)	(33 417)	—	—	(38 003)	(33 417)
Projected benefit obligation (unfunded)	—	—	7 919	8 229	7 919	8 229
Asset not recognised due to asset limitation	7 111	5 158	—	—	7 111	5 158
Net (asset)/liability recognised	(92)	(84)	7 101	7 529	7 009	7 445

Schedule of reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2024	2023	2024	2023	2024	2023
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	69 291	66 284	4 478	3 787	73 769	70 071
Movements recognised in income statement:	8 802	8 084	196	175	8 998	8 259
interest income	8 802	8 084	196	175	8 998	8 259
Actuarial gains/(losses) recognised in other comprehensive income:	3 351	(2 939)	224	55	3 575	(2 884)
arising from return on plan assets (excluding interest income)	3 351	(2 939)	224	55	3 575	(2 884)
Plan participant contributions[1]	601	562	—	—	601	562
Employer contributions[1]	1 312	1 235	71	71	1 383	1 306
Benefit payments	(3 968)	(3 935)	(213)	(212)	(4 181)	(4 147)
Translation of foreign operations	—	—	(160)	602	(160)	602
Fair value of plan assets at end of year	79 389	69 291	4 596	4 478	83 985	73 769
Actual return on plan assets	12 153	5 145	420	231	12 573	5 376
1	Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

Schedule of contributions to plans

	South Africa	Foreign
	Rm	Rm
Pension contributions	1 225	57

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		Foreign
	2024	2023	2024		2023
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	5	5	265		297
Decrease in average salaries increase assumption	(4)	(5)	(234)		(227)
Increase in the discount rate	(1 479)	(1 251)	(1 143)		(1 169)
Decrease in the discount rate	1 744	1 471	1 402		1 445
Increase in the pension increase assumption	1 838	1 561	877	*	897	*
Decrease in the pension increase assumption	(1 589)	(1 354)	(673)	*	(690)	*
*

This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.